Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 5,100	€ 300
Currency translation of right-of-use assets	300	50
Cash payments for leases	2,400	2,100
Payments for leases	2,096	€ 1,862	[1]
Until 2025 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	6,900
Later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 2,100

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets